Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Financial assets and liabilities measured at fair value on a recurring basis
Transfers between the levels within the fair value hierarchy	$ 0	$ 0
Fair Value and Carrying Value of Debt
Fair value, short- and long-term debt	8,900	18,500
Carrying value, short- and long-term debt		18,100
Fair Value, Measurements, Recurring | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	5,725	11,608
Total Liabilities, measured at fair value on a recurring basis	304	330
Fair Value, Measurements, Recurring | Time deposits | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	1,111	1,735
Fair Value, Measurements, Recurring | Money market funds | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	4,303	9,166
Fair Value, Measurements, Recurring | Marketable equity securities | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	9	11
Fair Value, Measurements, Recurring | Foreign bonds | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	42	124
Fair Value, Measurements, Recurring | Other debt securities | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	2	37
Fair Value, Measurements, Recurring | Interest rate contracts | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	38	105
Total Liabilities, measured at fair value on a recurring basis		55
Fair Value, Measurements, Recurring | Foreign currency contracts | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	215	426
Total Liabilities, measured at fair value on a recurring basis	304	275
Fair Value, Measurements, Recurring | Other derivatives | Fair Value
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	5	4
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 1
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	4,309	9,174
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 1 | Money market funds
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	4,303	9,166
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 1 | Marketable equity securities
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	6	6
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 1 | Foreign bonds
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis		2
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 2
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	1,414	2,392
Total Liabilities, measured at fair value on a recurring basis	302	328
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 2 | Time deposits
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	1,111	1,735
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 2 | Marketable equity securities
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	3	5
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 2 | Foreign bonds
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	42	122
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 2 | Other debt securities
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	2	1
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 2 | Interest rate contracts
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	38	105
Total Liabilities, measured at fair value on a recurring basis		55
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 2 | Foreign currency contracts
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	213	420
Total Liabilities, measured at fair value on a recurring basis	302	273
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 2 | Other derivatives
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	5	4
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 3
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	2	42
Total Liabilities, measured at fair value on a recurring basis	2	2
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 3 | Other debt securities
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis		36
Fair Value, Measurements, Recurring | Fair Value Measured Using Level 3 | Foreign currency contracts
Financial assets and liabilities measured at fair value on a recurring basis
Total Assets, measured at fair value on a recurring basis	2	6
Total Liabilities, measured at fair value on a recurring basis	$ 2	$ 2